LAND USE RIGHT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Land Use Right, Net

	December 31,
	2019	2018
Cost	$178,258	$177,290
Less: accumulated amortization	(59,370)	(55,746)

Land use right, net	$118,888	$121,544